Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2021-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1-31-2024							PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					2/15/2024
2	Payment Date					2/20/2024
3	Collection Period				12/30/2023	1/31/2024	33
4	Monthly Interest Period - Actual/360				1/22/2024	2/19/2024	29
5	Monthly Interest - 30/360						30

B.	SUMMARY
			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes		324,500,000.00	-	-	-	-
7	Class A-2 Notes		630,000,000.00	-	-	-	-
8	Class A-3 Notes		630,000,000.00	388,116,199.55	33,489,238.97	354,626,960.59	0.5628999
9	Class A-4 Notes		165,500,000.00	165,500,000.00	-	165,500,000.00	1.0000000
10	Total Securities		$1,750,000,000.00	$553,616,199.55	$33,489,238.97	$520,126,960.59

11	Overcollateralization		72,922,127.29	72,922,127.29		72,922,127.29
12	Adjusted Pool Balance		$1,822,922,127.29	$626,538,326.84	$33,489,238.97	$593,049,087.88
13	YSOC		59,379,670.34	16,208,919.15		15,143,876.63
14	Net Pool Balance		$1,882,301,797.63	$642,747,245.99	$33,489,238.97	$608,192,964.51

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.15946%	N/A	-	-	-	-
16	Class A-2 Notes	0.49000%	N/A	-	-	-	-
17	Class A-3 Notes	1.02000%	N/A	329,898.77	0.5236488	33,819,137.74	53.6811710
18	Class A-4 Notes	1.26000%	N/A	173,775.00	1.0500000	173,775.00	1.0500000
19	Total Securities			503,673.77		33,992,912.74

C.	COLLECTIONS AND AVAILABLE FUNDS
20	Scheduled Principal Payments Received						23,108,609.54
21	Scheduled Interest Payments Received						1,578,790.33
22	Prepayments of Principal Received						10,669,680.48
23	Liquidation Proceeds						77,762.65
24	Recoveries Received						861,381.21
25	Other Payments Received to Reduce Principal
26	Subtotal: Total Collections						36,296,224.21
27	Repurchased Receivables						-
28	Reserve Account Excess Amount (Item 89)						20,237.53
29	Total Available Funds, prior to Servicer Advances						36,316,461.74
30	Servicer Advance (Item 72)						-
31	Total Available Funds + Servicer Advance						36,316,461.74
32	Reserve Account Draw Amount (Item 75)						-
33	Total Available Funds + Servicer Advance and Reserve Account Draw Amount						36,316,461.74

D.	DISTRIBUTIONS
	Distribution Summary:
34	Prior Advance Reimbursement (Item 78)						-
35	Servicing Fees (Item 42)						535,622.70
36	Class A Noteholder Interest (Item 51)						503,673.77
37	Principal Distribution Amount (Item 76)						33,489,238.97
38	Amount Paid to Reserve Account to Reach Specified Balance						-
39	Other Amounts Paid to Trustees						-
40	Certificateholders Principal Distribution Amount						-
41	Remaining Funds to Seller						1,787,926.30

	Distribution Detail:	Due	Shortfall	Paid
42	Servicing Fees	535,622.70	-	535,622.70

	Pro rata:
43	Class A-1 Interest	-	-	-
44	Class A-2-A Interest	-	-	-
45	Class A-3 Interest	329,898.77	-	329,898.77
46	Class A-4 Interest	173,775.00	-	173,775.00
47	Class A-1 Interest Carryover Shortfall	-	-	-
48	Class A-2 Interest Carryover Shortfall	-	-	-
49	Class A-3 Interest Carryover Shortfall	-	-	-
50	Class A-4 Interest Carryover Shortfall	-	-	-
51	Class A Noteholder Interest	503,673.77	-	503,673.77

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
52	Beginning Adjusted Pool Balance			626,538,326.84
53	Beginning Net Pool Balance		642,747,245.99
54	Receipts of Scheduled Principal		(23,108,609.54)
55	Receipts of Prepaid Principal		(10,669,680.48)
56	Liquidation Proceeds		(77,762.65)
57	Other Collections of Principal		-
58	Principal Amount of Repurchases		-
59	Principal Amount of Defaulted Receivables		(698,228.81)
60	Ending Net Pool Balance		608,192,964.51
61	Yield Supplement Overcollateralization Amount		15,143,876.63
62	Adjusted Pool Balance		593,049,087.88
63	Less: Adjusted Pool Balance - End of Collection Period			593,049,087.88
64	Calculated Principal Distribution Amount			33,489,238.97

	Calculation of Servicer Advance:
65	Available Funds, prior to Servicer Advances (Item 29)			36,316,461.74
66	Less: Prior Advance Reimbursement (Item 34)			-
67	Less: Servicing Fees Paid (Item 35)			535,622.70
68	Less: Interest Paid to Noteholders (Item 36)			503,673.77
69	Less: Calculated Principal Distribution (Item 64)			33,489,238.97
70	Equals: Remaining Available Funds before Servicer Advance			1,787,926.30
71	Monthly Loan Payments Due on Included Units but not received (N/A if Item 70 > 0)			N/A
72	Servicer Advance (If Item 70 < 0, lesser of Item 70 and Item 71, else 0)			-

	Calculation of Reserve Account Draw Amount:
73	Remaining Available Funds, before Reserve Account Draw (Item 70 plus Item 72)			1,787,926.30
74	Available Funds Shortfall Amount (If Item 73 < 0, Item 73, else 0)			-
75	Reserve Account Draw Amount (If Item 74 is > 0, Lesser of Reserve Acct Balance and Item 74)			-

76	Principal Distribution Amount (Item 64 - Available Funds Shortfall + Reserve Account Draw Amt)			33,489,238.97

	Reconciliation of Servicer Advance:
77	Beginning Balance of Servicer Advance			-
78	Less: Prior Advance Reimbursement			-
79	Plus: Additional Servicer Advances for Current Period			-
80	Ending Balance of Servicer Advance			-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
81	Specified Reserve Account Balance (Lesser of (a) $4,557,305.32, and (b) the aggregate note balance)			4,557,305.32
82	Initial Reserve Account Balance			4,557,305.32
83	Beginning Reserve Account Balance			4,557,305.32
84	Plus: Net Investment Income for the Collection Period			20,237.53
85	Subtotal: Reserve Fund Available for Distribution			4,577,542.85
86	Plus: Deposit of Excess Available Funds (Item 38)			-
87	Less: Reserve Account Draw Amount (Item 75)			-
88	Subtotal Reserve Account Balance			4,577,542.85
89	Less: Reserve Account Excess Amount to Available Funds (If Item 88 > Item 81)			20,237.53
90	Equals: Ending Reserve Account Balance			4,557,305.32

91	Change in Reserve Account Balance from Immediately Preceding Payment Date			-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
92	Net Pool Balance	1,882,301,798	642,747,246	608,192,965
93	Number of Current Contracts	74,164	46,444	45,501
94	Weighted Average Loan Rate	2.98%	2.79%	2.79%
95	Average Remaining Term	54.4	29.3	28.4
96	Average Original Term	64.7	65.6	65.7
97	Monthly Prepayment Rate		0.94%	1.10%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
98	Aggregate Outstanding Principal Balance of Charged Off Receivables		36	775,991.46
99	Liquidation Proceeds on Related Vehicles			77,762.65
100	Recoveries Received on Receivables Previously Charged Off			861,381.21
101	Net Principal Losses for Current Collection Period		36	(163,152.40)

102	Beginning Net Principal Losses		763	11,638,813.59
103	Net Principal Losses for Current Collection Period		36	(163,152.40)
104	Cumulative Net Principal Losses		799	11,475,661.19
105	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,882,301,797.63)			0.61%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
106	Current	98.83%	45,103	601,069,926.13
107	31 - 60 Days Delinquent	0.92%	306	5,597,287.61
108	61 - 90 Days Delinquent	0.25%	92	1,525,750.77
109	91-120 Days Delinquent1	0.00%	-	-
110	Total	100.00%	45,501	608,192,964.51

H.	DELINQUENCY AND NET LOSS RATIOS
111	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
112	Current Period			-0.03%
113	Prior Period			0.02%
114	Two Periods Prior			0.03%
115	Three Periods Prior			0.09%
116	Four Period Average (Current and Three Prior Collection Periods)			0.03%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
117	Current Period			0.25%
118	Prior Period			0.24%
119	Two Periods Prior			0.22%
120	Three Periods Prior			0.23%
121	Four Period Average (Current and Three Prior Collection Periods)			0.23%

122	Delinquency Trigger			4.48%
123	Delinquency Percentage (61-Day Delinquent Receivables)			0.25%
124	Delinquency Trigger occurred in this collection Period?			No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

VW CREDIT, INC., as Servicer